Document and Entity Information Document	Sep. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 03, 2026
Entity Registrant Name	UNITED NATURAL FOODS, INC.
Entity File Number	001-15723
Entity Tax Identification Number	05-0376157
Entity Address, City or Town	Providence,
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02903
City Area Code	401
Local Phone Number	528-8634
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01
Trading Symbol	UNFI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001020859
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line Two	Suite 302,
Entity Address, Address Line One	15 Park Row West,